UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06563
CALVERT WORLD VALUES FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2005

Item 1. Schedule of Investments.
CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESMENTS
JUNE 30, 2005

EQUITY SECURITIES — 94.1%	SHARES	VALUE

Argentina — 0.2%
Grupo Financiero Galicia SA, Class B (ADR)*	50,400	$406,728
IRSA Inversiones y Representaciones SA (GDR)*	8,200	100,040
Telecom Argentina SA, Class B (ADR)*	15,800	188,652

		695,420

Australia — 5.5%
Amcor Ltd.	250,296	1,277,274
Aristocrat Leisure Ltd.	127,182	1,123,671
Australia & New Zealand Banking Group Ltd.	185,037	3,065,302
Australian Gas & Light Co. Ltd.	121,179	1,313,372
Lend Lease Corp Ltd.	120,416	1,188,625
Macquarie Bank Ltd.	33,876	1,541,649
National Australia Bank Ltd.	173,465	4,063,999
Santos Ltd.	333,977	2,879,509
Telstra Corp. Ltd.	807,259	3,111,135
Westfield Group Ltd.	72,277	976,583

		20,541,119

Austria — 0.1%
Mayr-Melnhof Karton AG	3,686	510,613

Belgium — 3.5%
Agfa-Gevaert NV	36,907	1,020,297
Colruyt SA	6,708	914,636
Dexia	124,715	2,747,641
Fortis SA/NV	190,500	5,289,432
UCB SA	65,290	3,174,652

		13,146,658

Brazil — 0.9%
Banco Itau Holding Financiera SA (ADR)	11,400	1,054,500
Gerdau SA (ADR)	61,060	594,114
Tele Centro Oeste Celular Participacoes SA (ADR)	26,500	266,855
Tele Norte Leste Participacoes SA (ADR)	31,900	531,135
Unibanco — Uniao de Bancos Brasileiros SA (GDR)	22,400	865,088

		3,311,692

EQUITY SECURITIES — 94.1%	SHARES	VALUE

Canada — 1.8%
EnCana Corp.	113,700	4,483,251
Royal Bank of Canada	34,000	2,105,409

		6,588,660

Czech Republic — 0.1%
Cesky Telecom AS (GDR)	11,000	204,380

Denmark — 0.4%
Novo-Nordisk A/S	29,650	1,508,985

Finland — 2.1%
Kesko Oyj	33,900	850,628
Nokia Oyj	341,400	5,720,641
Rautaruukki Oyj	95,800	1,431,410

		8,002,679

France — 2.9%
BNP Paribas SA	38,438	2,636,788
Carrefour SA	20,063	973,356
France Telecom SA	104,268	3,047,750
Havas SA	159,170	870,424
Peugeot SA	33,678	1,995,706
Societe Generale Groupe	14,543	1,480,606

		11,004,630

Germany — 5.1%
Adidas — Salomon AG	11,948	2,002,201
Altana AG	39,078	2,237,692
Celesio AG	15,805	1,242,717
Continental AG	18,023	1,299,367
Deutsche Bank AG	13,293	1,040,701
Muenchener Rueckversicherungs AG	16,812	1,792,360
Schering AG	67,607	4,161,694
Volkswagen AG:
Non-Voting Preferred	63,203	2,241,987
Ordinary	64,976	2,973,075

		18,991,794

Greece — 0.3%
National Bank of Greece SA	33,005	1,130,050

Hungary — 0.1%
OTP Bank Rt (GDR)	3,900	262,470

India — 0.4%
Bajaj Auto Ltd. (GDR)	6,275	194,525
GAIL India Ltd. (GDR)	8,500	261,800

EQUITY SECURITIES — 94.1%	SHARES	VALUE

ICICI Bank Ltd. (ADR)	26,880	587,328
Ranbaxy Laboratories Ltd. (GDR)	6,400	158,400
Satyam Computer Services Ltd. (ADR)	17,600	457,600

		1,659,653

Indonesia — 0.3%
PT Bank Mandiri Tbk	3,254,000	500,103
PT Indonesian Satellite Corp. Tbk	456,000	256,967
PT Unilever Indonesia Tbk	611,000	255,105

		1,012,175

Ireland — 1.1%
Allied Irish Banks plc	100,402	2,150,043
Bank of Ireland	71,627	1,162,949
DCC plc	44,733	892,983

		4,205,975

Israel — 0.8%
Check Point Software Technologies Ltd.*	32,000	633,600
Taro Pharmaceuticals Industries Ltd.*	20,900	607,563
Teva Pharmaceutical Industries Ltd. (ADR)	55,200	1,718,928

		2,960,091

Italy — 4.0%
Enel SpA	681,185	5,933,746
Parmalat Finanziaria SpA (b)*	883,096	11
Riunione Adriatica di Sicurta SpA	59,812	1,164,329
Sanpaolo IMI SpA	194,108	2,667,799
Telecom Italia SpA	1,941,469	5,038,360

		14,804,245

Japan — 20.2%
Acom Co. Ltd.	20,192	1,294,429
Advantest Corp.	18,600	1,373,492
Alps Electric Co. Ltd.	82,000	1,255,396
Astellas Pharma, Inc.	57,000	1,947,796
Chiba Bank Ltd.	160,000	1,054,549
Daiichi Pharmaceutical Co. Ltd.	139,300	3,083,414
Denso Corp.	80,700	1,837,233
Eisai Co. Ltd.	86,700	2,915,797
Fanuc Ltd.	31,500	2,002,299
Furukawa Electric Co. Ltd.*	541,000	2,097,466
JSR Corp.	60,900	1,284,880
Kao Corp.	116,000	2,735,010
Kawasaki Kisen Kaisha Ltd.	187,000	1,109,422
Kikkoman Corp.	169,000	1,494,807
Kobe Steel Ltd.	545,000	1,027,004

EQUITY SECURITIES — 94.1%	SHARES	VALUE

Komatsu Ltd.	278,000	2,158,128
Mazda Motor Corp.	500,067	1,880,155
Mitsubishi Chemical Corp.	490,000	1,435,849
Mitsui OSK Lines Ltd.	271,000	1,673,744
Mitsui Trust Holdings, Inc.	154,000	1,582,905
Mizuho Financial Group, Inc.	476	2,154,468
Nippon Steel Corp.	911,000	2,119,178
Nippon Telegraph & Telephone Corp.	204	873,681
Nippon Yusen KK	263,000	1,512,884
Nitto Denko Corp.	35,100	2,012,767
NTT DATA Corp.	327	1,117,420
Ono Pharmaceutical Co. Ltd.	36,100	1,712,073
Osaka Gas Co. Ltd.	1,076,000	3,385,844
Resona Holdings, Inc.	1,024,000	1,911,171
Shizuoka Bank Ltd.	126,000	1,082,662
SMC Corp.	15,600	1,701,920
Sumitomo Electric Industries Ltd.	147,000	1,505,653
Taiyo Nippon Sanso Corp.	140,000	711,929
Takefuji Corp.	22,530	1,523,533
Teijin Ltd.	415,000	1,927,013
Terumo Corp.	110,300	3,182,400
Tokyo Electron Ltd.	30,100	1,593,066
Tokyo Gas Co. Ltd	461,000	1,724,957
Toyota Motor Corp.	128,700	4,606,789
Ube Industries Ltd.	778,000	1,585,321
Yamada Denki Co. Ltd.	19,800	1,138,978
Yamato Transport Co. Ltd.	95,000	1,319,088

		75,646,570

Luxembourg — 0.5%
Arcelor	88,129	1,729,422

Mexico — 0.9%
America Movil, SA de CV (ADR)	12,700	757,047
Cemex, SA de CV (ADR)	44,708	1,896,530
Empresas ESM, SA de CV(a)(b)(i)*	2,989	50,000
Telefonos de Mexico, SA de CV (ADR)	43,800	827,382

		3,530,959

Netherlands — 6.7%
ABN AMRO Holding NV	301,290	7,417,892
Aegon NV	207,191	2,684,675
Buhrmann NV	159,298	1,574,576
Hagemeyer NV*	684,299	1,622,682
ING Groep NV CVA	317,207	8,968,770
Royal KPN NV	192,518	1,616,450
TPG NV	52,068	1,319,734

		25,204,779

EQUITY SECURITIES — 94.1%	SHARES	VALUE

Norway — 1.0%
DNB NOR ASA	210,030	2,191,760
Orkla ASA	41,300	1,521,865

		3,713,625

Panama — 0.0%
ProFund International SA:
Common (b)(i)*	2,500	—
Preferred (b)(i)*	39,541	—

		—

Philippines — 0.2%
Equitable PCI Bank*	277,000	243,069
First Philippine Holding Corp.	203,000	165,410
Globe Telecom, Inc.	21,068	301,834

		710,313

Poland — 0.3%
Bank Pekao SA (GDR)	13,000	549,250
Telekomunikacja Polska SA (GDR)	75,600	464,940
Telekomunikacja Polska SA (GDR) (e)	4,000	24,600

		1,038,790

Russia — 0.1%
VimpelCom (ADR)*	8,200	279,046

Singapore — 0.7%
DBS Group Holdings Ltd.	168,000	1,424,024
Singapore Telecommunications Ltd.	836,000	1,372,645

		2,796,669

South Africa — 1.2%
Alexander Forbes Ltd.	161,800	312,526
BIDVest Group Ltd.
Common	61,085	664,947

Warrants (strike price 6,000 ZAR/share, expires 12/8/06)*	3,045	6,885
Community Growth Fund	894,098	577,086
Investec Ltd.	14,387	427,611

Nedcor Ltd.	41,164	458,511
Pick’n Pay Holdings Ltd.	61,200	109,964
Pick’n Pay Stores Ltd.	65,600	245,562
Spar Group Ltd.*	33,000	120,071
Telkom South Africa Ltd.	25,197	411,615
Tiger Brands Ltd.	44,000	751,061
VenFin Ltd.	91,600	393,636

		4,479,475

EQUITY SECURITIES — 94.1%	SHARES	VALUE

South Korea — 1.1%
Kookmin Bank (ADR)	33,200	1,513,256
KT Corp. (ADR)	53,391	1,147,906
SK Telecom Co. Ltd. (ADR)	65,119	1,328,428

		3,989,590

Spain — 1.9%
Amadeus Global Travel Distribution SA	154,498	1,351,427
Banco Bilbao Vizcaya Argentaria SA	143,964	2,222,470
Gas Natural SDG SA	90,363	2,665,359
Sacyr Vallehermoso SA:
Common	31,613	745,434
Rights*	31,613	23,331

		7,008,021

Sweden — 3.4%
Hennes & Mauritz AB	153,700	5,415,855
Holmen AB	25,100	678,604
Nordea Bank AB	333,000	3,029,445
Sandvik AB	38,800	1,444,237
TeliaSonera AB
Common	431,500	2,062,292
Rights*	12,500	1,134

		12,631,567

Switzerland — 3.1%
Credit Suisse Group	77,196	3,042,222
Logitech International SA*	28,752	923,507
Swisscom AG	10,064	3,279,607
Zurich Financial Services Group AG*	24,968	4,297,914

		11,543,250

Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	407,968	3,720,667

Thailand — 0.4%
Bangkok Bank PCL (NVDR)	90,300	220,617
Bangkok Dusit Medical Service PCL	19,000	6,343
Charoen Pokphand Foods PCL	1,942,000	199,179
Electricity Generating PCL	166,700	324,609
Kiatnakin Finance PCL	346,000	230,164
Land & Houses PCL (NVDR)	937,900	154,275
National Finance PCL, Common	884,500	273,866

		1,409,053

EQUITY SECURITIES — 94.1%	SHARES	VALUE

Turkey — 0.1%
Turkcell Iletisim Hizmet AS (ADR)	22,244	281,386

United Kingdom — 20.9%
Aegis Group plc	542,595	967,874
Aviva plc	385,204	4,295,375
Barclays plc	449,160	4,473,064
Barratt Developments plc	217,113	2,788,829
BG Group plc	507,775	4,178,342
Boots Group plc	192,131	2,097,658
BT Group plc	860,768	3,549,228
Bunzl plc	129,619	1,210,672
Cadbury Schweppes plc	410,964	3,926,910
Centrica plc	579,728	2,408,596
Dixons Group plc	720,418	2,027,702
Filtrona plc*	50,038	217,983
GlaxoSmithKline plc	485,365	11,755,571
GUS plc	98,628	1,556,860
HBOS plc	440,104	6,789,318
Imperial Chemical Industries plc	180,087	820,042
Invensys plc*	5,965,367	1,122,914
J Sainsbury plc	178,986	915,302
Johnson Matthey plc	49,539	947,614
Kingfisher plc	163,404	720,639
Next plc	96,004	2,597,159
Northern Foods plc	785,969	2,226,294
Old Mutual plc	139,000	303,868
Scottish & Southern Energy plc	292,941	5,319,974
Scottish Power plc	251,981	2,242,885
Tate & Lyle plc	222,433	1,902,118
United Utilities plc	230,885	2,731,867
Wimpey George plc	206,523	1,625,372
Wolseley plc	110,613	2,328,060

		78,048,090

United States — 0.8%
Distributed Energy Systems Corp.:
Common Stock*	402,000	1,692,420
Contingent Deferred Distribution:
Cash Tranche 2 (b)(i)*	44,584	38,905
Stock Tranche 2 (b)(i)*	6,242	21,895
Warrants (strike price $2.80/share, expires 12/17/06):
Tranche 1 (b)(i)*	23,587	33,258
Tranche 2 (b)(i)*	70,759	99,770
Evergreen Solar, Inc.*	2,100	13,503
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—

EQUITY SECURITIES — 94.1%	SHARES	VALUE

Common Stock Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A, Preferred (b)(i)*	69,033	100,597
Series A, Preferred, Warrants (strike price $1.00/share, expires 1/1/12) (b)(i)*	1,104	—
Series B, Preferred (b)(i)*	161,759	161,759
Mayer Laboratories, Inc. Warrants (strike price $6.50/share, expires 12/31/07) (b)(i)*	11,538	—
Powerspan Corp.:
Series A, Preferred (b)(i)*	45,455	140,136
Series B, Preferred (b)(i)*	20,000	73,964
Series C, Preferred (b)(i)*	239,566	299,457
Series C, Preferred, Warrants (strike price $1.14/share, expires 6/30/08) (b)(i)*	198	22
RF Technology, Inc.:
Series A, Preferred (b)(i)*	53,844	1
Warrants (strike price $0.01/share, expires 12/31/05) (b)(i)*	15,384	—
ShoreCap International Ltd. (b)(i)*	320,565	320,565
SMARTTHINKING, Inc.:
Series 1-A, Convertible Preferred (b)(i)*	104,297	159,398
Series 1-B, Convertible Preferred (b)(i)*	163,588	31,050
Series 1-B, Preferred Warrants (strike price $1.53/share, expires 10/20/05) (b)(i)*	32,726	—
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 12/31/05) (b)(i)*	11,920	2,143
Wellspring International, Inc.:
Series A, Preferred (b)(i)*	129,032	—
Series B, Preferred (b)(i)*	108,267	—
Series C, Preferred (b)(i)*	277,778	—
Series D, Preferred (b)(i)*	380,953	—
Series E, Preferred (b)(i)*	1,084,840	1
Common Warrants:
(strike price $0.01/share, exp. 8/15/12) (b)(i)*	23,148	—

(strike price $0.01/share, exp. 12/24/13) (b)(i)*	190,477	—
(strike price $0.01/share, exp. 2/10/14) (b)(i)*	42,295	—

		3,188,844

Total Equity Securities (Cost $320,165,601)		351,491,405

	ADJUSTED
Limited Partnership Interest — 0.3%	BASIS	VALUE

SAM Sustainability Private Equity Fund (b)(i)*	$810,511	419,302
SEAF Central and Eastern European Growth Fund LLC (a) (b)(i)*	672,314	519,546
SEAF India International Growth Fund LLC (b)(i)	150,000	150,000
Terra Capital Investments, Inc. (b)(i)*	404,488	1

Total Limited Partnership Interest (Cost $2,037,313)		1,088,849

	PRINCIPAL
Corporate Notes — 0.0%	AMOUNT	VALUE

Mayer Laboratories, Inc., 6.00%, 12/31/06 (b)(i)	106,332	26,583

Total Corporate Notes (Cost $106,332)		26,583

High Social Impact Investments — 1.0%

Calvert Social Investment Foundation Notes, 2.17%, 7/1/08 (b)(i)(r)	3,738,819	3,656,378

Total High Social Impact Investments (Cost $3,738,819)		3,656,378

Certificates of Deposit — 0.1%

Self Help Credit Union, 3.37%, 2/23/06 (b)(k)	100,000	99,720
South Shore Bank, 3.10%, 3/15/06 (b)(k)	100,000	99,750

Total Certificates of Deposit (Cost $200,000)		199,470

U.S. Government Agencies and Instrumentalities — 3.5%

Federal Home Loan Bank Discount Notes, 7/1/05	13,300,000	13,300,000

Total U.S. Government Agencies and Instrumentalities (Cost $13,300,000)		13,300,000

U.S. Treasury Obligations- 0.4%

United States Treasury Bills (l)	1,535,000	1,528,281

Total U.S. Treasury Obligations (Cost $1,528,281)		1,528,281

Total Investments (Cost $341,076,346) — 99.4%		371,290,966
Other assets and liabilities, net — 0.6%		2,187,051

Net Assets — 100%		$373,478,017

ADR: American Depository Receipt

CVA: Certificaten Van Aandelen

GDR: Global Depository Receipt

LLC: Limited Liability Corporation

NVDR: Non-Voting Depository Receipt

ZAR: South African Rand

*	Non-income producing security.

(a)	Affiliated company.

(b)	This security was valued by the Board of Directors. See Note A.

(i)	Restricted securities represent 1.7% of net assets of the Fund.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(l)	Collateral for futures contracts.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate period end.

Forward Foreign Currency Contracts, Open at June 30, 2005

Contracts to Receive/					Contract Value	Unrealized Appreciation/
Deliver		In Exchange For		Settlement Date	(US$)	Depreciation (US$)

Purchased:
Canadian Dollar	1,621,880	US Dollars	1,299,260	26-Aug-05	$1,324,998	$25,738
Swiss Franc	4,018,929	US Dollars	3,286,714	26-Aug-05	3,146,652	(140,062)
Swiss Franc	4,018,929	US Dollars	3,288,126	26-Aug-05	3,146,652	(141,474)
Swiss Franc	4,018,929	US Dollars	3,286,930	26-Aug-05	3,146,653	(140,277)
Swiss Franc	4,018,929	US Dollars	3,293,178	26-Aug-05	3,146,652	(146,526)
Swiss Franc	500,000	US Dollars	403,010	26-Aug-05	391,479	(11,531)
Euro	1,561,402	US Dollars	1,992,561	26-Aug-05	1,893,015	(99,546)
Euro	3,757,056	US Dollars	4,733,139	26-Aug-05	4,554,983	(178,156)
Euro	3,757,056	US Dollars	4,740,484	26-Aug-05	4,554,983	(185,501)
Euro	3,757,056	US Dollars	4,738,023	26-Aug-05	4,554,983	(183,040)
Hong Kong Dollar	155,982	US Dollars	20,041	26-Aug-05	20,072	31
Japanese Yen	238,481,003	US Dollars	2,234,485	26-Aug-05	2,162,060	(72,425)

					Total Purchases	($1,272,769)

Sold:
Australian Dollar	2,541,559	US Dollars	1,917,388	26-Aug-05	$1,929,171	($11,783)
Australian Dollar	2,541,559	US Dollars	1,916,521	26-Aug-05	1,929,171	(12650)
Australian Dollar	2,541,559	US Dollars	1,915,591	26-Aug-05	1,929,171	(13580)
Canadian Dollar	2,382,030	US Dollars	1,899,291	26-Aug-05	1,946,004	(46713)
Swiss Franc	1,124,650	US Dollars	908,549	26-Aug-05	880,554	27995
Swiss Franc	1,944,630	US Dollars	1,552,356	26-Aug-05	1,522,564	29792
British Pound	2,501,049	US Dollars	4,556,826	26-Aug-05	4,475,127	81699
British Pound	2,501,049	US Dollars	4,554,165	26-Aug-05	4,475,127	79038

Contracts to Receive/					Contract Value	Unrealized Appreciation/
Deliver		In Exchange For		Settlement Date	(US$)	Depreciation (US$)

British Pound	356,516	US Dollars	646,550	26-Aug-05	637,914	8636
Japanese Yen	243,202,000	US Dollars	2,300,740	26-Aug-05	2,204,861	95879
Swedish Krona	1,061,350	US Dollars	145,561	26-Aug-05	136,404	9157

					Total Sales	$247,470

					Total Net Unrealized Depreciation	($1,025,299)

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures+	Contracts	Date	At Value	(Depreciation)

Purchased:
CAC 40 Index	54	7/05	$2,768,962	$25,675
DAX Index	63	9/05	8,814,062	16,017
S&P/MIB Index	8	9/05	1,569,979	3,591

			Total Purchased	$45,283

Sold:
SFE SPI 200 Equity Index	74	9/05	$6,025,624	$(47,298)

			Total Sold	$(47,298)

			Total Net Unrealized Depreciation	$(2,015)

+Futures collateralized by 1,535,000 units of U.S. Treasury Bills.

RESTRICTED SECURITIES	ACQUISITION DATES	COST

Calvert Social Investment Foundation Notes, 2.17%, 7/1/05	07/01/02 — 01/21/03	$3,738,819
Distributed Energy Systems Corp., Stock Tranche 2	01/06/04	17,415
Distributed Energy Systems Corp., Warrants (strike price $2.80/share, expires 12/17/06)	01/06/04	—
Distributed Energy Systems Corp., Warrants (strike price $2.80/share, expires 12/17/06)	01/06/04	—
Distributed Energy Systems Corp., Cash Tranche 2	01/06/04	44,584
Empresas ESM, SA de CV	10/25/01 — 10/29/02	350,000
H2Gen Innovations, Inc., Common Stock	11/4/2004	—
H2Gen Innovations, Inc., Series A, Preferred	11/4/2004	251,496
H2Gen Innovations, Inc., Series B, Preferred	10/21/04-10/27/04	161,759
H2Gen Innovations, Inc., Series A, Preferred Warrants (strike price $1.00/share, expires 1/1/12)	11/4/2004	—
H2Gen Innovations, Inc., Common Warrants (strike price $1.00/share, exp. 10/1/13)	11/4/2004	—
Mayer Laboratories, Inc., Warrants (strike price $6.50/share, expires 12/31/07)	01/21/03	—
Mayer Laboratories, Inc., Note, 6.00%, 12/31/06	12/31/1996	106,332
Powerspan Series A, Preferred	8/20/1997	250,000
Powerspan Series B, Preferred	10/05/99	200,000
Powerspan Series C, Preferred	12/21/2004	273,105
Powerspan Series C, Preferred Warrants (strike price $1.14/share, expires 6/30/08)	12/21/2004	—
ProFund International Ltd., Common	08/29/95 — 05/25/99	2,500
ProFund International Ltd., Preferred	7/10/96 — 09/08/03	39,540
RF Technology, Inc., Series A, Preferred	07/16/99 — 03/23/01	299,990
RF Technology, Inc., Series A Preferred Warrants (strike price $0.01/share, expires 12/31/05)	12/9/2004	—
SAM Sustainability Private Equity Fund, LP	07/19/01 — 06/16/05	810,511
SEAF Central & Eastern European Growth Fund LLC, LP	08/10/00 — 09/20/04	672,315
SEAF India International Growth Fund LLC, LP	03/22/05-05/11/05	150,000
ShoreCap International Ltd	08/12/04-12/20/04	320,565
SMARTHINKING, Inc.Series 1-A, Convertible Preferred	04/22/03 — 05/08/03	159,398
SMARTHINKING, Inc.Series 1-B, Convertible Preferred	6/10/2003	250,000
SMARTHINKING, Inc.Series 1-B, Preferred Warrants (strike price $1.53/share, expires 10/20/05)	6/10/2003	—
SMARTHINKING, Inc.Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15)	05/27/05	—
Terra Capital Investments, Inc., LP	11/23/98 — 05/09/05	344,028
Wellspring International, Inc., Series A Preferred	3/23/2000	200,000
Wellspring International, Inc., Series B Preferred	11/28/00 — 06/22/01	274,997
Wellspring International, Inc., Series C Preferred	10/30/02 — 11/22/02	150,000
Wellspring International, Inc., Series D Preferred	2/10/2004	114,286
Wellspring International, Inc., Series E Preferred	10/26/2004	155,132
Wellspring International, Inc., Common Warrants (strike price $0.01/share, exp. 8/15/12)	08/16/02	11,900
Wellspring International, Inc., Common Warrants (strike price $0.01/share, exp. 12/24/13)	12/23/2003	—
Wellspring International, Inc., Common Warrants (strike price $0.01/share, exp. 2/10/14)	9/1/2004	—
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

EQUITY SECURITIES — 97.9%	Shares	Value

Banks — Outside New York City — 2.7%
Investors Financial Services Corp.	108,400	$4,099,688

Biotechnology — Research & Production — 1.6%
Genzyme Corp. — General Division*	39,100	2,349,519

Communications Technology — 2.9%
Juniper Networks, Inc.*	171,400	4,315,852

Computer — Services, Software & Systems — 3.9%
Adobe Systems, Inc.	92,800	2,655,936
Mercury Interactive Corp.*	83,100	3,187,716

		5,843,652

Computer Technology — 4.0%
Network Appliance, Inc.*	25,200	712,404
RSA Security, Inc.*	124,300	1,426,964
Synopsys, Inc.*	77,400	1,290,258
Zebra Technologies Corp.*	59,000	2,583,610

		6,013,236

Consumer Electronics — 2.5%
Electronic Arts, Inc.*	65,800	3,724,938

Consumer Products — 2.3%
Nautilus Group, Inc.	121,400	3,459,900

Diversified Production — 2.4%
Danaher Corp.	69,800	3,653,332

Education Services — 3.1%
Laureate Education, Inc.*	50,600	2,421,716
Strayer Education, Inc.	25,850	2,229,821

		4,651,537

Electronics — Medical Systems — 0.8%
Affymetrix, Inc.*	21,600	1,164,888

Electronics — Semiconductors / Components — 6.0%
Altera Corp.*	154,100	3,054,262
Analog Devices, Inc.	51,400	1,917,734
Integrated Circuit Systems, Inc.*	79,200	1,634,688
Jabil Circuit, Inc.*	76,300	2,344,699

		8,951,383

Electronics — Technology — 1.5%
Trimble Navigation Ltd.*	59,450	2,316,767

Financial Data Processing Services — 3.6%
Checkfree Corp.*	60,900	2,074,254
Paychex, Inc.	101,400	3,299,556

		5,373,810

EQUITY SECURITIES — 97.9%	Shares	Value

Financial Miscellaneous — 1.7%
H & R Block, Inc.	44,600	2,602,410

Healthcare Facilities — 3.1%
Health Management Associates, Inc.	177,500	4,646,950

Healthcare Management Services — 0.7%
Caremark Rx, Inc.*	24,500	1,090,740

Healthcare Services — 1.5%
WellPoint, Inc.*	31,800	2,214,552

Identification Control & Filter Devices — 1.7%
Waters Corp.*	66,700	2,479,239

Insurance — Multi-Line — 1.6%
Willis Group Holdings Ltd.	74,900	2,450,728

Investment Management Companies — 2.6%
T. Rowe Price Group, Inc.	62,900	3,937,540

Jewelry Watches & Gems — 0.9%
Fossil, Inc.*	60,550	1,374,485

Machinery — Oil Well Equipment & Services — 5.0%
Grant Prideco, Inc.*	94,900	2,510,105
Noble Corp.	39,800	2,448,098
Smith International, Inc.	39,100	2,490,670

		7,448,873

Medical & Dental — Instruments & Supplies — 5.9%
Biomet, Inc.	83,950	2,908,028
St. Jude Medical, Inc.*	94,400	4,116,784
Wright Medical Group, Inc.*	67,100	1,791,570

		8,816,382

Production Technology Equipment — 3.0%
Lam Research Corp.*	81,800	2,367,292
Novellus Systems, Inc.*	85,500	2,112,705

		4,479,997

Recreational Vehicles & Boats — 2.0%
Harley-Davidson, Inc.	59,300	2,941,280

Restaurants — 6.5%
Cheesecake Factory, Inc.*	131,700	4,573,941
Darden Restaurants, Inc.	97,600	3,218,848
Panera Bread Co.*	30,600	1,899,801

		9,692,590

EQUITY SECURITIES — 97.9%	Shares	Value

Retail — 17.3%
Advance Auto Parts, Inc.*	59,900	3,866,545
Chico’s FAS, Inc.*	81,000	2,776,680
Fastenal Co.	39,600	2,425,896
Guitar Center, Inc.*	52,450	3,061,507
PETsMART, Inc.	151,000	4,582,850
Ross Stores, Inc.	79,700	2,304,127
Staples, Inc.	206,700	4,406,844
Williams-Sonoma, Inc.*	61,900	2,449,383

		25,873,832

Securities Brokers & Services — 3.2%
Legg Mason, Inc.	46,650	4,856,731

Soaps & Household Chemicals — 1.3%
Church & Dwight Co., Inc.	52,950	1,916,790

Utilities — Telecommunications — 2.6%
Nextel Partners, Inc.*	156,000	3,926,520

Total Equity Securities (Cost $126,254,254)		146,668,141

	PRINCIPAL
High Social Impact Investments — 0.4%	AMOUNT	VALUE

Calvert Social Investment Foundation Notes, 2.17%, 7/1/08 (b)(i)(r)	$700,000	$684,565

Total High Social Impact Investments (Cost $700,000)		684,565

U.S. Government Agencies and Instrumentalities — 0.7%

Federal Home Loan Bank Discount Notes, 7/1/05	1,000,000	1,000,000

Total U.S. Government Agencies and Instrumentalities (Cost $1,000,000)		1,000,000

TOTAL INVESTMENTS (Cost $127,954,254) — 98.3%		148,352,706
Other assets and liabilities, net — 1.7%		1,484,702

NET ASSETS — 100%		$149,837,408

*	Non income producing security

(b)	This security was valued by the Board of Directors, see Note A.

(i)	The coupon rate shown on floating or adjustable rate securities represents the rate a period end.

(r)	Restricted securities represent 0.4% of the net assets of the Fund.

RESTRICTED SECURITIES	ACQUISITION DATES	COST

Calvert Social Investment Foundation Notes, 2.17%, 7/1/08	7/1/02	$700,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert World Values International Equity Fund and the Calvert Capital Accumulation Fund, each a series of Calvert World Values Fund, Inc. (the “Fund”), are registered under the Investment Company Act of 1940 as diversified and non-diversified, respectively, open-end management investment companies. The operation of each series is accounted for separately. The Funds offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following securities were fair valued in good faith under the direction of the Board of Directors as of June 30, 2005:

		% of Net
	Total Investments	Assets
Capital Accumulation	$684,565	0.4%
International Equity	6,504,212	1.7%
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.
Forward Currency Contracts: The Fund may enter into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to hedge against its currency exposure relative to that of the MSCI EAFE Index. The Fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar, and the ability of the counterparties to fulfill their obligations under the contracts. Forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset and/or liability and in the Statement of Operations as unrealized appreciation or depreciation until the contracts are closed, when they are recorded as realized forward currency contract gains or losses.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangement: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2005, and net realized capital loss carryforwards as of September 30, 2004 with expiration dates:

		Capital
	International Equity	Accumulation

Federal income tax cost of investments	$341,277,035	$128,088,021
Unrealized appreciation	44,284,206	26,354,692
Unrealized depreciation	14,270,275	6,090,007
Net unrealized appreciation/ (depreciation)	$30,013,931	$20,264,685
Capital Loss Carryforwards

		Capital
Expiration Date	International Equity	Accumulation

30-Sep-09	$449,355	—
30-Sep-11	25,021,923	$29,931,944

	$25,471,278	$29,931,944

Capital losses may be utilized to offset current and future capital gains until expiration.
The International Equity Fund’s use of net capital loss carryforwards of $449,355 (from Calvert South Africa Fund that merged into the Fund in September 2002) may be limited under certain tax provisions.
NOTE  C — AFFILIATED COMPANIES
An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.
Affiliated companies of the International Equity Fund are as follows:

AFFILIATES	COST	VALUE
Empresas ESM, SA de CV	$350,000	$50,000
SEAF Central & Eastern European Growth Fund LLC	672,315	519,546

TOTALS	$1,022,315	$569,546
NOTE  D — OTHER
Terra Capital Investors Limited had filed suit in the Eastern Caribbean Supreme Court for the British Virgin Islands against the Fund for payment under a capital subscription agreement. The amount claimed was $21,978, plus interest and costs. The Fund paid the amount claimed, plus interest in April 2005. Although the Fund believes that it has a strong defense to not pay the remaining capital commitment, all capital calls to-date have been recorded as an increase to the cost basis of the security and are therefore reflected in the financial statements.
In connection with certain venture capital investments, the Fund is committed to future capital calls, which will increase the Fund's investment in these securities. The aggregate amount of the future capital commitments totals $1,416,938 at June 30, 2005.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer
Date: August 25, 2005
       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer
Date: August 25, 2005

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: August 26, 2005